Business Activity (Details) $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 04, 2020 EUR (€)	Dec. 04, 2020 USD ($)
Business Activity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 11.50
Unexercised warrants expire term	5 years	5 years
Additional consideration, description	The additional consideration may be earned as follows: ●40% upon signing of power purchase agreements (Hydrogen purchase agreements) with certain identified counterparties having an expected net present value of at least $61m ●20% upon commencement of operations under these hydrogen purchase agreements ●40% upon successfully completing 90 days of operations at 95% of planned capacity	The additional consideration may be earned as follows: ●40% upon signing of power purchase agreements (Hydrogen purchase agreements) with certain identified counterparties having an expected net present value of at least $61m ●20% upon commencement of operations under these hydrogen purchase agreements ●40% upon successfully completing 90 days of operations at 95% of planned capacity
HL Acquisitions Corp [Member]
Business Activity (Details) [Line Items]
Consideration transferred, acquisition-date fair value			€ 44.4	$ 54.0
Class A Ordinary Shares [Member]
Business Activity (Details) [Line Items]
Warrants issued	2,125,000	2,125,000
Exercise price (in Dollars per share) | $ / shares		$ 11.50
Additional share based payment awards	1,137,000	1,137,000
Additional share based payment awards warrants issued	1,137,000	1,137,000
Class A Ordinary Shares [Member] | HL Acquisitions Corp [Member]
Business Activity (Details) [Line Items]
Shares issued	7,033,356	7,033,356
Warrants issued	8,250,000	8,250,000
Exercise price (in Dollars per share) | $ / shares		$ 11.50
Class B Ordinary Shares [Member]
Business Activity (Details) [Line Items]
Shares issued	2,125,000	2,125,000
PIPE Investors [Member] | Class A Ordinary Shares [Member]
Business Activity (Details) [Line Items]
Shares issued	2,450,000	2,450,000
Price per share (in Dollars per share) | $ / shares		$ 10.25
Gross proceeds	€ 20.7	$ 25.1